Share capital of the Company	12 Months Ended
Dec. 31, 2018
Share capital of the Company
Share capital of the Company

23 Share capital of the Company

	Allotted, called-up and fully paid
	2018	2017	2016
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	317	317	316
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	317	317	316

The Redeemable Preference Shares carry limited class voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

	No. of shares
	2018	2017	2016
At 1 January	1,266,221,605	1,265,229,424	1,264,122,670
Issues of shares (share schemes)	817,831	992,181	1,106,754
At 31 December	1,267,039,436	1,266,221,605	1,265,229,424

Share repurchases

No Ordinary Shares were repurchased by the Company in 2018 (2017: nil; 2016: nil).

Shares held by subsidiaries

No shares in the Company were held by subsidiaries in any year.